Lancaster Funds


                                 CAPITAL BUILDER
                                   CONVERTIBLE
                                    SMALL CAP
                             GOVERNMENT/QUALITY BOND

                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 1998

                                 LANCASTER FUNDS
                             SCHEDULE OF INVESTMENTS
                               December 31, 1998

                               CAPITAL BUILDER FUND

                                                          Percent
                                                           of Net         Market
 Shares                Common Stock 93.82%                 Assets          Value
 ------                -------------------                 ------          -----

          Computer Related                                  3.13%
          ----------------
  9,000   First Data Corp.                                              $285,188

          Direct Marketing                                  0.27%
          ----------------
 10,000   Sitel Corp.*                                                    24,375

          Electrical Equipment                              3.72%
          --------------------
  7,000   Gillette Corp.                                                 338,188

          Entertainment/Leisure                             7.29%
          ---------------------
 14,000   Harley-Davidson, Inc.                                          663,250

          Financial Services                               15.25%
          ------------------
  6,000   Chase Manhattan Corp.                                          408,375
  9,000   Federal Home Loan Mortgage Corp.                               579,938
 10,000   Wells Fargo & Co.                                              399,375
                                                                         -------
                                                                       1,387,688

          Food/Beverage/Tobacco                             0.80%
          ---------------------
  1,500   Whole Foods Market*                                             72,563

          Food Processing                                   4.50%
          ---------------
 13,000   ConAgra, Inc.                                                  409,500

          Household Products/Housewares                     6.94%
          -----------------------------
  9,000   Libbey, Inc.                                                   260,438
  9,000   Newell Co.                                                     371,250
                                                                         -------
                                                                         631,688
          Insurance                                         4.32%
          ---------
  6,000   MBIA, Inc.                                                     393,375

                              LANCASTER FUNDS
                    Schedule of Investments (Continued)
                            CAPITAL BUILDER FUND
                                                          Percent
                                                           of Net         Market
 Shares             Common Stock (Continued)               Assets          Value
-------          ------------------------------         ----------       -------
          Iron/Steel                                        0.66%
          ----------
 17,250   Kentucky Electric Steel, Inc.*                                 $60,375

          Linen Supply & Related Items                      2.53%
          ----------------------------
  8,000   Unitog Co.                                                     230,000

          Machine Diversified                               2.33%
          -------------------
 12,500   Thermo Electron Corp.*                                         211,719

          Manufacturing                                    10.06%
          -------------
  5,500   General Electric Co.*                                          561,344
 14,000   Pall Corp.                                                     354,375
                                                                         -------
                                                                         915,719

          Office/Business                                   5.08%
          ---------------
  7,000   Pitney-Bowes, Inc.                                             462,438

          Pharmaceutical/Medical                            4.87%
          ----------------------
  3,000   Merck & Co.                                                    443,063

          Pipelines                                         5.02%
          ---------
  8,000   Enron Corp.                                                    456,500

          Real Estate                                       4.07%
          -----------
 13,000   Simon Property Group, Inc.                                     370,500

          Rental                                            1.91%
          ------
 10,000   Aaron Rents, Inc.                                              151,250
  1,500   Aaron Rents, Inc.- Class A                                      22,406
                                                                          ------
                                                                         173,656

          Resturant/Food Service                            4.63%
          ----------------------
  5,500   McDonald's Corp.                                               421,438

                                 LANCASTER FUNDS
                       Schedule of Investments (Continued)
                               CAPITAL BUILDER FUND
                                                          Percent
                                                           of Net         Market
 Shares             Common Stock (Continued)               Assets          Value
-------          ------------------------------         ----------       -------
          Retail Store                                      2.60%
          ------------
  5,000   Payless Shoesource, Inc.*                                     $236,875

          Utilities-Electric                                3.81%
          ------------------
 10,000   CalEnergy Co., Inc.*                                           346,875
                                                                         -------

                       TOTAL COMMON STOCK                              8,534,973


          Closed-End Management Company                     4.14%
          -----------------------------
 19,999   Global Health Sciences Fund                                    376,243
                                                                         -------


          Total Investment in Securities (Cost $6,061,796) 97.96%     $8,911,216
          Cash equivalents                                  2.09%        191,775
          Other assets, less liabilities                   (0.05%)       (4,401)
                                                           -------       -------
          TOTAL NET ASSETS                                100.00%     $9,098,590
                                                          =======     ==========

*Indicates nonincome-producing security.

                                 LANCASTER FUNDS
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1998

                                CONVERTIBLE FUND

Principal                                                               Market
   Amount              Convertible Debentures              57.66%        Value
   ------              ----------------------              ------        -----

  $65,000    AES Trust 4.5% 8/15/05                                    $69,875
  100,000    Affiliated Computer Services 4% 3/15/05                   120,500
   60,000    Alpharma 5.75% 4/01/05                                     80,925
   60,000    Bankatlantic BNC 5.625% 12/01/07                           46,200
  105,000    Clear Channel Communictions, Inc. 2.625% 4/01/03          112,481
  170,000    Costco Co. 0% 8/19/17                                     141,525
   65,000    Athena Neurosciences, Inc. 4.75% 2/15/02                   76,538
   55,000    Family Golf Centers 5.75% 10/15/04                         51,081
   35,000    Financial Federal Corp. 4.5% 5/01/05                       34,913
   95,000    Fidelity National Financial 0% 2/15/09                     67,331
   45,000    Hilton Hotels, Inc. 5% 5/15/6                              40,556
   80,000    Interpublic Group 1.8% 9/16/04                             89,200
  160,000    Jacor Comm, Inc. 0% 2/09/18                                77,400
   65,000    Marriot International, Inc. 0% 3/25/11                     42,088
   65,000    Marriot International, Inc. 0% 3/25/11                     41,925
  150,000    Network 0% 2/13/18                                         90,938
  140,000    Office Depot, Inc. 0% 12/11/07                            118,125
   40,000    Omnicom Group 4.25% 1/03/07                                53,600
   60,000    Petsmart 6.75% 11/01/04                                    89,700
   70,000    Rite Aid Corp. 5.25% 9/15/02                              103,513
   50,000    Res-Care Inc. 12/01/04                                     69,188
   50,000    Rouse Corp. 5.75% 7/23/02                                  51,688
   60,000    System & Company 5% 10/15/04                               48,300
   75,000    Thermo Industry 4% 1/15/05                                 61,219
   60,000    Thomas Nelson 4.75% 11/03/99                               60,600
  270,000    Whole Foods Market  0% 3/02/18                             97,875
                                                                          ------
               Total Convertible Debentures                           $1,937,284

                                 LANCASTER FUNDS
                       Schedule of Investments (Continued)
                                CONVERTIBLE FUND
                                                            Percent
                                                             Of Net       Market
  Shares                Common Stock 9.89%                   Assets        Value
  ------                ------------------                   ------        -----

            Building Materials/Cons                           2.02%
            -----------------------
   2,364    Masco Corp.                                                $67,965

            Computer Related                                  2.63%
            ----------------
   2,050    Oracle Corp.*                                               88,406

            Electronics                                       2.09%
            -----------
   1,150    Motorola, Inc.                                              70,222

            Insurance                                         1.97%
            ---------
     675    Loews Corp                                                  66,319

            Publishing/Printing                               1.18%
            -------------------
     600    Gannett Co.                                                 39,713

                      Preferred Stock 26.36%

            Financial Services                               11.57%
            ------------------
     720    Finova Finance Trust 5.5% Conv Pfd                          53,505
   1,025    Life RE Capital Trust II 6.0% Conv Pfd                      76,875
   3,000    National Australia Bank 7.875% Conv Pfd                     83,625
   1,200    Newell Financial Trust I                                    63,000
   1,300    Owens Crng Cap LLC                                          64,513
   2,000    Lincoln National Corp Conv Pfd                              47,125
                                                                        ------
                                                                       388,643
            Food Processing
   1,600    Suiza Cap Trust II                                2.07%     69,400

            Industrial Services                               8.18%
            -------------------
   7,000    Kaufman & Broadman Homes                                    63,000
   1,500    QualComm Financial Trust 5.75% Conv Pfd                     66,000
     920    Royal Caribbean Cruises 7.25% Conv Pfd                     105,800
     600    Mediaone Group, Inc.                                        39,900
                                                                        ------
                                                                       274,700

                                  LANCASTER FUNDS
                        Schedule of Investments (Continued)
                                CONVERTIBLE FUND
                                                            Percent
                                                             Of Net     Market
  Shares            Preferred Stock (Continued)              Assets      Value
-----------      ----------------------------------        ---------   -------
            Utilities-Electric                                2.90%
            ------------------
     915    Houston Industries, Inc.                                    $97,329

            Insurance                                         1.64%
            ---------
   2,500    Royal Group Tech-Decs                                        55,000
                                                                         ------

            Total Investment in Securities (Cost $2,882,791) 93.91%  $3,154,981
            Cash equivalents                                  2.22%      74,732
            Other assets, less liabilities                    3.87%     129,905
                                                              -----     -------
            TOTAL NET ASSETS                                100.00%  $3,359,618
                                                            =======  ==========

* Indicates nonincome-producing security.

                            LANCASTER FUNDS
                        SCHEDULE OF INVESTMENTS
                           DECEMBER 31, 1998

                        CRESTONE SMALL CAP FUND

                                                    Percent
                                                     of Net       Market
    Shares             Common Stock 95.81%           Assets        Value
    ------             -------------------           ------        -----

              Auto/Truck/Parts                        3.13%
              ----------------
     4,725    Keystone Automotive Industries, Inc.*              $98,930
     3,025    Pep Boys                                            47,455
                                                                  ------
                                                                 146,385

              Commercial Services                     3.73%
              -------------------
     4,125    AC Nielson Corp.*                                  116,531
     3,925    Intl Telecomm Data Systems*                         57,894
                                                                  ------
                                                                 174,425

              Communications Software                 1.44%
              -----------------------
     2,500    True North Communications                           67,188

              Computer Related                        9.13%
              ----------------
     3,300    Ciber, Inc.*                                        92,194
     1,900    Quadramed Corp.*                                    38,950
     4,525    Systems & Computer*                                 62,219
     1,875    Smart Modular Technologies*                         52,031
     3,775    Sykes Enterprises, Inc.*                           115,138
     1,400    Computer Task Group, Inc.*                          37,975
     1,000    Zebra Technologies*                                 28,750
                                                                  ------
                                                                 427,257
              Data Processing/Management              2.95%
              --------------------------
     2,950    Acxion Corp*                                        91,450
       960    National Data Corp.                                 46,740
                                                                  ------
                                                                 138,190
              Distributions Wholesale                 4.84%
              -----------------------
     2,400    AGL Resources                                       55,350
     5,300    SCP Pool Corp*                                      80,163
     2,300    United Stationers*                                  59,800
     1,800    VWR Scientific Products                              31275
                                                                   -----
                                                                 226,588

                            LANCASTER FUNDS
                  Schedule of Investments (Continued)
                        CRESTONE SMALL CAP FUND

                                                    Percent
                                                     of Net       Market
    Shares          Common Stock (Continued)         Assets        Value
    ------             -------------------           ------        -----
              Electrical Equipment                    1.68%
              --------------------
     3,125    Brooks Automation, Inc.*                           $45,703
     1,500    Cohu, Inc.                                          33,000
                                                                  ------
                                                                  78,703
              Electronics                             2.17%
              -----------
       700    Alpha Industries, Inc.                              25,200
     1,200    Harman International                                45,750
       775    SDL, Inc.*                                          30,709
                                                                  ------
                                                                 101,659
              Entertainment/Leisure                   0.48%
              ---------------------
     2,700    Sodak Gaming, Inc.*                                 22,444

              Environmental Control                   2.72%
              ---------------------
     4,699    Tetra Tech, Inc.*                                  127,167

              Food Processing                         4.29%
              ---------------
     1,300    Corn Products International, Inc.                   39,488
     2,725    Fresh Del Monte Produce, Inc.*                      59,098
     3,400    Michael Foods, Inc.                                102,000
                                                                 -------
                                                                 200,586

              Financial Services                      9.12%
              ------------------
     2,050    Commercial Federal Corp.                            47,534
     3,475    Downey Financial Concepts Corp.*                    88,395
     2,050    Bancwest Corp.                                      98,400
     1,950    GBC Bancorp                                         50,213
     2,250    WestAmerica BanCorp                                 82,688
     2,165    Webster Finance Corp.                               59,402
                                                                  ------
                                                                 426,632
              Insurance                               1.26%
              ---------
     3,350    HCC Insurance Holding, Inc.                         59,044

              Manufacturing                           2.63%
              -------------
     4,600    Rayovac Corp.*                                     122,763

                            LANCASTER FUNDS
                  Schedule of Investments (Continued)
                        CRESTONE SMALL CAP FUND

                                                    Percent
                                                     of Net       Market
    Shares          Common Stock (Continued)         Assets        Value
    ------             -------------------           ------        -----
              Medical Supplies/Services              13.37%
              -------------------------
     4,250    American Retire Corp*                              $66,672
     1,950    Barr Laboratories*                                  93,600
     2,800    HBO & Co.                                           80,325
     1,675    Henry Schein, Inc.*                                 74,956
     4,025    Maxxim Medical, Inc.*                              119,744
     7,975    Phycor, Inc.*                                       54,330
     5,300    Stericycle, Inc.*                                   85,463
     1,350    Trigon Healthcare, Inc.*                            50,372
                                                                  ------
                                                                 625,462
              Oil Company Exploration/Production      1.42%
              ----------------------------------
     3,290    Basin Exploration, Inc.*                            41,331
         2    EEX Corp.*                                              14
     4,000    Ocean Energy, Inc.*                                 25,250
                                                                  ------
                                                                  66,595
              Packaging/Container                     2.57%
              -------------------
     5,175    Ivex Packaging Corp.*                              120,319

              Publishing/Printing                     3.37%
              -------------------
     3,050    Valassis, Inc.*                                    157,456

              Real Estate                             1.93%
              -----------
     4,825    Sunstone Hotel Investors, Inc.                      45,536
     1,950    Felcor Lodging Trust, Inc.                          44,972
                                                                  ------
                                                                  90,508

              Recreation                              1.14%
              ----------
     2,700    Family Golf Centers, Inc.*                          53,325

              Restaurant/Food Service                 5.37%
              -----------------------
     1,400    CEC Entertainment*                                  38,850
     1,853    CKE Restaurants, Inc.                               54,548
     5,875    Foodmaker, Inc.*                                   129,617
     4,675    Rainforest Cafe, Inc.*                              28,342
                                                                  ------
                                                                 251,357

                            LANCASTER FUNDS
                  Schedule of Investments (Continued)
                        CRESTONE SMALL CAP FUND

                                                    Percent
                                                     of Net       Market
    Shares          Common Stock (Continued)         Assets        Value
    ------             -------------------           ------        -----
              Retail/Apparel                          0.91%
              --------------
     2,100    Oshkosh B'Gosh, Inc.                               $42,394

              Retail Store                            7.22%
              ------------
     3,850    Central Garden & Pet Co.*                           55,344
     3,325    Guitar Center, Inc.*                                81,878
     4,600    Musicland Stores*                                   68,713
     8,675    Cash America International, Inc.                   131,752
                                                                 -------
                                                                 337,687
              Telecommunications                      3.02%
              ------------------
     3,225    Comsat Corp.                                       116,100
     1,200    Mastec, Inc.*                                       25,200
                                                                  ------
                                                                 141,300
              Transportation                          0.48%
              --------------
       700    Motivepower Industries*                             22,531

              Trucking and Leasing                    1.35%
              --------------------
     2,250    Swift Transportation Co., Inc.*                     63,065

              Utilities-Electric
     1,200    Cilcorp, Inc.                           4.09%       73,425
     6,300    El Paso Electric Company*                           55,125
     1,650    Sierra Pacific Resources                            62,700
                                                                  ------
                                                                 191,250

   Total Investment in Securities (Cost $3,913,669)   95.81%   $4,482,280
   Cash equivalents                                    3.23%      151,143
   Other assets, less liabilities                      0.96%       44,835
                                                      ------     --------
   TOTAL NET ASSETS                                  100.00%   $4,678,258
                                                     =======    =========

*Indicates nonincome-producing security.

                                 LANCASTER FUNDS
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1998


                          GOVERNMENT\QUALITY BOND FUND

                                                            Percent
  Principal                                                  of Net     Market
     Amount               U.S. Government Securities         Assets      Value
------------     --------------------------------------    ---------  ---------
$107,760   Government National Mtg. Assn. 7.5%  Due 1/15/24  55.71%   $111,095
  96,314   Government National Mtg. Assn. 11.5%  Due 10/15/10          108,203
  31,114   Government National Mtg. Assn. 9.5% Due 9/15/21              33,575
  43,137   Government National Mtg. Assn. 7.5% Due 5/15/23              44,473
   9,215   Government National Mtg. Assn. 9.5% Due 9/15/19               9,944
   1,944   Government National Mtg. Assn. 10% Due 5/15/19                2,123
   6,969   Government National Mtg. Assn. 10% Due 5/15/20                7,608
  57,733   Government National Mtg. Assn. 10% Due 12/15/18              63,020
                                                                        ------
           Total U.S. Government Securities                            380,041

                            Treasury Bonds                    9.78%
  50,000   U.S.Treasury Bond 10.75% Due 8/15/05                         66,695

                            Corporate Bonds                  16.46%

 100,000   Banc One Corporation 8.74% Due 9/15/03                      112,276
                                                                       -------


           Total Investment in Securities (Cost $533,796)    81.95%   $559,012
           Cash equivalents                                  17.05%    116,269
           Other assets, less liabilities                     1.00%      6,848
                                                              -----      -----
           TOTAL NET ASSETS                                 100.00%   $682,129
                                                            =======   ========


                                 LANCASTER FUNDS
                       Statement of Assets and Liabilities
                               December 31, 1998
                                   (Unaudited)

                                                 Capital                  Crestone   Government/
                                                 Builder    Convertible  Small Cap    Quality
Assets:                                            Fund         Fund        Fund     Bond Fund
                                               -------------  ---------- ----------- -----------
   Investments in securities, at market value
    (cost $6,061,794, $2,882,790, $3,913,664 and
       $533,796, respectively)                   $8,911,216   3,154,981   4,482,280     559,012
   Cash equivalents                                 191,775      74,732     151,143     116,269
   Accrued interest and dividends receivable          7,063      21,168       5,457       7,796
   Receivable for investment securities sold              -     116,295     131,635          -
   Organizational costs, net of accumulated
      amortization                                    1,788         217         119           8
                                                     ------        ----        ----          -
       Total assets                               9,111,842    3,367,393  4,770,634     683,084
                                                 ----------   ---------- ----------     -------

Liabilities:
   Accrued expenses, including investment
     management and distribution expense payable to
     adviser, administrator and distributor          13,042       4,725       6,108         955
   Payable for securities purchased                       -          -       85,971           -
   Payable for fund shares redeemed                     210       3,050         297            -
                                                       ----      ------        ----      ------
       Total liabilities                             13,252       7,775      92,376         955
                                                    -------      ------     -------        ---
Net assets applicable to outstanding
  capital stock                                   9,098,590   3,359,618   4,678,258     682,129
                                                 ==========   ========== ==========     =======

Net assets are represented by:
   Capital stock outstanding, at par                    709         257         392          66
   Additional paid-in capital                     6,196,885   3,074,444   6,209,874     871,164
   Accumulated undistributed net investment
    income (loss)                                   (10,081)         96    (146,991)        272
   Accumulated undistributed net realized
      gain (loss) on investments                     61,655      12,631  (1,953,633)   (214,589)
   Unrealized appreciation                        2,849,422     272,191     568,616      25,216
                                                 ----------    --------    --------     ------
       Total net assets applicable to
         shares outstanding                       9,098,590   3,359,618   4,678,258     682,129
                                                 ==========   ========== ==========    =======

Shares outstanding and net asset value per share
   Investor shares of capital stock outstanding     672,794     238,493     302,835      62,793
   Net asset value per share- Investor Shares        $12.84      $13.07      $11.90      $10.31
                                                     ======      ======      ======      ======
   Select shares of capital stock outstanding        35,524      18,530      89,093       3,355
   Net asset value per share- Select Shares          $12.90      $13.07      $12.07      $10.31
                                                     ======      ======      ======      ======

   See accompanying notes to financial statements.

                                 LANCASTER FUNDS
                             Statement of Operations
                       Six Months Ended December 31, 1998
                                   (Unaudited)

                                 Capital               Crestone   Government/
                                 Builder   Convertible Small Cap  Quality
                                   Fund       Fund       Fund     Bond Fund
                                ----------- ---------  ---------- ---------
Investment income:
    Dividends                      $73,786   $31,017     $29,135    $ -
    Interest                         4,161    34,520      34,771    26,199
                                    ------   -------     -------    ------
         Total investment income    77,948    65,537      63,906    26,199
                                   -------   -------     -------    ------

Expenses :
    Investment advisory fees        33,098    12,542      32,006     2,496
    Administration fees             11,033     4,181      10,669     1,040
    Distribution expenses- Investor 20,871     7,782      10,607       992
    Custodial fees                   2,148     1,334      10,157       811
    Auditing and tax accounting fees 3,821     3,145       4,136     3,406
    Other operating expenses         2,587     4,018       2,829     1,529
                                    ------    ------      ------     -----
        Total expenses              73,558    33,000      70,403    10,275
                                   -------   -------     -------    ------
        Net investment income (loss) 4,390    32,537      (6,497)   15,924
                                    ======   =======      =======   ======

Realized and unrealized gain (loss)
     on investments :
    Net realized gain (loss)      129,363    (52,759)  (2,189,266) 11,928
                                  --------   --------  ----------- ------
    Net unrealized appreciation
         Beginning of period     3,059,864   391,691   1,415,928    30,496
         End of period           2,849,422   272,191     568,616    25,216
                                 ----------  --------    --------   ------
      Net unrealized depreciation (210,443) (119,501)   (847,312)   (5,280)
      Net realized and
      unrealized gain (loss)
        on investments            (81,080) (172,259)  (3,036,578)   6,648
                                   -------- ---------  -----------  -----

Net increase (decrease) in net assets
    resulting from operations     ($76,690) ($139,722) ($3,043,075$22,572
                                  ========= ========== ==================


    See accompanying notes to financial statements.

                                 LANCASTER FUNDS
                       Statement of Changes in Net Assets
                     Six Months Ended December 31, 1998 and
                          the Year Ended June 30, 1998

                                                         Capital Builder Fund          Convertible Fund
                                                 -----------------------------  -------------------------------
                                                 Period Ended     Year Ended     Period Ended     Year Ended
                                                 Dec. 31, 1998   June 30, 1998  Dec. 31, 1998   June 30, 1998
                                                 -------------   -------------  -------------   -------------
                                                  (Unaudited)                    (Unaudited)
Operations:
     Net investment income (loss)                      $4,390        ($13,051)        $32,537        $52,762
     Net realized gain (loss) on investments          129,363       1,558,675         (52,759)       622,372
     Unrealized appreciation (depreciation)          (210,443)          1,323        (119,501)        (9,899)
                                                     ---------         ------        ---------        -------
          Net increase (decrease)  in net assets
            resulting from operations                 (76,690)      1,546,947        (139,723)       665,235
                                                      --------     ----------        ---------       -------

Distributions to shareholders from:
     Net investment income - Investor Shares                -               -          30,100         46,569
     Net investment income - Select Shares                  -           2,043           2,954          5,672
     Net realized gain- Investor Shares               569,810       1,281,467         369,812        216,835
     Net realized gain- Select Shares                  30,475          85,799          28,623         13,925
                                                      -------         -------         -------         ------
            Total Distribution                        600,285       1,369,309         431,489        283,001
                                                     --------      ----------        --------        -------

Capital share transactions:
     Proceeds from sales                              150,640         992,560          21,798        401,748
     Payment for redemptions                       (1,007,739)     (2,721,086)       (209,051)      (239,162)
     Reinvestment of net investment
       income and net realized gain distributions
       at net asset value                             586,900       1,330,217         430,826        281,651
                                                     --------      ----------        --------       -------
          Total increase (decrease) from capital
            share transactions                       (270,198)       (398,309)        243,573        444,237
                                                     ---------       ---------       --------       -------
         Total increase (decrease) in net assets     (947,173)       (220,671)       (327,639)       826,471

Net Assets:
     Beginning of period                           10,045,763      10,266,434       3,687,257      2,860,786
                                                  -----------     -----------      ----------      ---------
     End of period                                 $9,098,590     $10,045,763      $3,359,618     $3,687,257
                                                  ===========    ============     ===========     ==========


     See accompanying notes to financial statements.


                                 LANCASTER FUNDS
                       Statement of Changes in Net Assets
                     Six Months Ended December 31, 1998 and
                          the Year Ended June 30, 1998

                                                                                  Government/Quality
                                                       Crestone Small Cap               Bond
                                              ------------------------------  ----------------------------
                                               Period Ended    Year Ended      Period Ended   Year Ended
                                              Dec. 31, 1998  June 30, 1998    Dec. 31, 1998  June 30, 1998
                                              -------------  -------------    -------------  -------------
                                              (Unaudited)                     (Unaudited)
Operations:
     Net investment income (loss)                  ($6,497)       ($140,493)      $15,924          $63,801
     Net realized gain (loss) on investments    (2,189,265)       2,982,911        11,928           36,818
     Unrealized appreciation (depreciation)       (847,312)      (1,151,583)       (5,280)           5,144
                                                  ---------      -----------       -------           -----
          Net increase/(decrease) in net assets
            resulting from operations           (3,043,075)       1,690,835        22,572          105,763
                                                -----------      ----------       -------          -------

Distributions to shareholders from:
     Net investment income- Investor Shares              -               -         14,754           60,790
     Net investment income- Select Shares                -               -            840            2,849
     Net realized gain- Investor Shares              5,562        1,492,781              -              -
     Net realized gain- Select Shares                1,637        2,615,367              -              -
                                                    ------       ----------        -------           -----
            Total Distribution                       7,199        4,108,148        15,594           63,639
                                                    ------       ----------        -------          ------

Capital share transactions:
     Proceeds from sales                           814,136        3,502,885         3,119           35,817
     Payment for redemptions                    (8,316,353)     (10,290,099)     (245,081)      (1,720,862)
     Reinvestment of net investment
       income and net realized gain distributions
       at net asset value                            6,962        3,969,950        14,682           58,197
                                                     ------       ----------       -------          ------
          Total decrease from capital
            share transactions                  (7,495,255)      (2,817,264)     (227,280)      (1,626,848)
                                                -----------      -----------     ---------      -----------
         Total decrease in net assets          (10,545,529)      (5,234,577)     (220,302)      (1,584,724)

Net Assets:
     Beginning of period                        15,223,787       20,458,364       902,431        2,487,155
                                                -----------      -----------      --------       ---------
     End of period                              $4,678,258       15,223,787       682,129          902,431
                                                ===========      ===========      ========         =======

     See accompanying notes to financial statements.


                                 LANCASTER FUNDS
                              FINANCIAL HIGHLIGHTS
      Six Months Ended December 31, 1998 and the Years Ended June 30, 1998
          and 1997 and the Period from August 24, 1995 (commencement of operations) to June 30, 1996

                                                   Capital Builder Fund - Investor Shares (a)
                                             Period Ended
                                             Dec. 31, 1998      1998          1997       Period Ended
                                             (Unaudited)                                 June 30, 1996
Net asset value:                              -----------     --------      -------     ---------------
      Beginning of period                         $13.71       $13.63        $11.98        $10.00
                                                  ------       ------        ------        ------
      Income from investment operations:
           Net investment income (loss)            (0.01)       (0.02)         0.13          0.04
           Net realized and unrealized gain (loss)
             on investments                        (0.12)        2.10          2.53          1.98
                                                   ------        ----          ----          ----
      Total income (loss) from
           investment operations                   (0.13)        2.08          2.66          2.02
                                                   ------        ----          ----          ----
      Less Distributions:
           Dividends from net investment income     0.00        (0.01)        (0.13)        (0.04)
           Dividends from capital gains            (0.74)       (2.00)        (0.88)        0.00
                                                   ------       ------        ------        ----
           End of period                          $12.84       $13.71        $13.63        $11.98
                                                  =======      =======       =======       ======

Total return:                                      0.61% (b)   16.68%        23.52%        24.14% (b)
                                                   =====       ======        ======        ======

Ratios/Supplemental data:
      Net assets, end of period (000's omitted)   $8,641       $9,425        $9,994        $8,529
      Ratio of expenses to average net assets      1.69% (b)    1.70%         1.84%         1.82% (b)
      Ratio of net income to average net assets    0.70% (b)   (0.15%)        1.06%         0.42% (b)
      Portfolio turnover rate                      3.33%       26.29%        22.80%        31.35%

(a) All capital shares issued and outstanding as of September 30, 1996 were reclassified as Investor Shares.
(b)  Annualized  for those periods less than twelve months in duration.

      See accompanying notes to financial statements.


                                          LANCASTER FUNDS
                                        FINANCIAL HIGHLIGHTS
                                 Six Months Ended December 31, 1998
                            Year Ended June 30, 1998 and the Period from
                  October 1, 1996 ( commencement of class shares) to June 30, 1997

                                                Capital Builder Fund - Select Shares (a)
                                              Period Ended                 Period Ended
                                             Dec. 31, 1998       1998     June 30, 1997
                                              --------------   ---------  ------------
                                              (Unaudited)
Net asset value:
      Beginning of period                          $13.73         $13.63        $12.47
                                                   ------         ------        ------
      Income from investment operations:
           Net investment income                     0.02           0.05          0.00
           Net realized and unrealized gain
             on investments                          0.00           2.10          1.23
                                                     ----           ----          ----
      Total income from
           investment operations                     0.02           2.15          1.23
                                                     ----           ----          ----

      Less Distributions:
      Distributions from net investment income       0.00          (0.05)        (0.07)
                                                    -----          ------        ------
      Distributions from capital gains              (0.85)         (2.05)        (0.07)
                                                    ------         ------        ------

           End of period (b)                       $12.90         $13.73        $13.63
                                                   =======        =======       ======

Total return: (b)                                   1.19% (d)     17.21%         9.62% (c)
                                                    =====         ======         =====

Ratios/Supplemental data:
      Net assets, end of period                  $458,186       $621,097      $272,010
      Ratio of expenses to average net assets       1.19% (d)      1.20%         0.96% (d)
      Ratio of net income to average net assets     0.57% (d)      0.35%         0.81% (d)
      Portfolio turnover rate                       3.33%         26.29%        22.80%


(a)  Commencing  October 1, 1996, the Fund began  offering  Select  Shares.
(b)  Excludes maximum sales charge of 3.9%.
(c) Total return is not annualized, as it may not be representative of the total return for the year.
(d) Annualized for those periods less than twelve months in duration.

      See accompanying notes to financial statements.


                                 LANCASTER FUNDS
                              FINANCIAL HIGHLIGHTS
                   Six Months Ended December 31, 1998 and the
              Years Ended June 30, 1998, 1997, 1996, 1995, and 1994

                                                          Convertible Fund - Investor Shares (a)
                                              ----------------------------------------------------------------
                                              Period Ended
                                              Dec. 31,1998        1998      1997     1996      1995     1994
                                              ----------------   ------     ----     ----      ----     ----
Net asset value:                                 (Unaudited)
     Beginning of period                            $15.53        $13.82   $13.20   $11.97   $11.69   $12.58
                                                    ------        ------   ------   -------  -------  ------

     Income (loss) from investment operations:
          Net investment income                       0.14          0.23     0.26     0.33     0.30     0.29
          Net realized and unrealized gain
            (loss) on investments                    (0.74)         2.77     2.10     1.73     1.01    (0.53)
                                                     ------         ----     ----     -----    -----    ------
     Total income (loss) from
          investment operations                      (0.60)         3.00     2.36     2.06     1.31    (0.24)
                                                     ------         ----     ----     ----     ----    ------

     Less Distributions:
          Dividends from net investment income       (0.15)        (0.22)   (0.26)   (0.33)   (0.30)   (0.29)
          Dividends from capital gains               (1.71)        (1.02)   (1.48)   (0.50)   (0.73)   (0.36)
          Total Distributions                        (1.86)        (1.29)   (1.74)   (0.83)   (1.03)   (0.65)
                                                     ------        ------   ------   ------   ------   ------
          End of period                             $14.27        $15.53   $13.82   $13.20   $11.97   $11.69
                                                   =======       =======  =======  =======  =======   ======

Total return:                                       (6.82%)       22.60%   19.51%    17.60%   14.09%   (2.26%)
                                                    =======       ======   ======    ======   ======   =======

Ratios/Supplemental data:
     Net assets, end of period (000's omitted)      $3,115         3,435    2,861     1,802    1,765    2,708
     Ratio of expenses to average net assets         2.01% (b)     1.91%    1.93%     1.93%    2.25%    2.06%
     Ratio of net income to average net assets       1.91% (b)     1.54%    1.95%     2.53%    2.58%    2.27%
     Portfolio turnover rate                        42.37%        90.62%  100.15%    79.30%   51.31%   65.76%

(a) All capital shares issued and outstanding as of September 30, 1996 were reclassified as Investor Shares.
(b) Annualized for those periods less than one year.



                                 LANCASTER FUNDS
                              FINANCIAL HIGHLIGHTS
                   Six Months Ended December 31, 1998 and the
           Year Ended June 30, 1998 and the Period from June 16, 1997
                (commencement of class shares) to June 30, 1997

                                                       Convertible Fund - Select Shares (a)
                                               Period Ended
                                               Dec. 31, 1998            1998             1997
Net asset value:                                (Unaudited)
      Beginning of period                             $15.53           $13.83           $13.75
                                                      ------           ------           ------

      Income (loss) from investment operations:
           Net investment income                        0.17             0.30             0.01
           Net realized and unrealized gain (loss)
             on investments                            (0.74)            2.77             0.17
                                                       ------            ----             ----
      Total income (loss) from
           investment operations                       (0.57)            3.07             0.18
                                                       ------            ----             ----

      Less Distributions:
           Dividends from net
             investment income                         (0.18)           (0.45)           (0.10)
                                                       ------           ------           ------
           Dividends from capital gains                (1.71)           (0.92)            0.00
                                                       ------           ------            ----
           Total Distributions                         (1.89)           (1.37)           (0.10)
                                                       ------           ------           ------

           End of period                             $13.07  (b)      $15.53  (b)      $13.83  (b)
                                                     =======          =======          =======

Total return:                                         (6.33%)(b)(d)    23.06% (b)        1.25% (b)(c)
                                                      =======          ======            =====

Ratios/Supplemental data:
      Net assets, end of period                     $241,807         $252,648          $57,682
      Ratio of expenses to average net assets          1.51% (d)        1.41%            1.41% (d)
      Ratio of net income to average net assets        2.41% (d)        2.04%            3.11% (d)
      Portfolio turnover rate                         42.37%           90.62%           22.80%

(a)  Commencing  October 1, 1996, the Fund began  offering  Select  Shares.
(b)  Excludes maximum sales charge of 3.9%.
(c) Total return is not annualized, as it may not be representative of the total return for the year.
(d) Annualized for those periods less than twelve months in duration.

      See accompanying notes to financial statements.


                                 LANCASTER FUNDS
                              FINANCIAL HIGHLIGHTS
                       Six Months Ended December 31, 1998
                  Year Ended June 30, 1998 and the Period from
          June 16, 1997 (commencement of class shares) to June 30, 1997


                                                   Crestone Small Cap Fund - Investor Shares (a)
                                          ------------------------------------------------------------------
                                          Period Ended
                                          Dec.31, 1998       1998     1997      1996       1995      1994
                                          --------------    -----     ----      ----       ----      ----
Net asset value:                           (Unaudited)
     Beginning of period                      $13.91        $16.14    $15.27    $13.49     $11.59    $11.77
                                              ------        ------    ------    ------     ------    ------
     Income (loss) from investment operations:
          Net investment loss                  (0.01)        (0.15)    (0.12)    (0.10)     (0.08)    (0.07)
          Net realized and unrealized gain
            (loss) on investments              (1.99)         1.37      2.45      2.91       2.34      0.20
                                               ------        -----     -----     -----      -----      ----
     Total income (loss) from investment       (2.00)         1.22      2.33      2.81       2.26      0.13
                                               ------        -----     -----     -----      -----      ----
            operations
     Distribution from capital gains           (0.01)        (3.45)    (1.46)    (1.03)     (0.36)    (0.31)
                                               ------        ------    ------    ------     ------    ------

          End of period                       $11.90        $13.91    $16.14    $15.27     $13.49    $11.59
                                              ======        ======    ======    ======     ======    ======

Total return:                                (28.39%)(b)     7.83%    15.93%    22.33%     20.33%     1.21%
                                             ========        =====    ======    ======     ======     =====

Ratios/Supplemental data:
     Net assets, end of period (000's omitted)$3,603        $6,086    $7,840   $16,327     $9,590    $7,219

     Ratio of expenses to average net assets   1.90% (b)     1.75%     1.87%     1.75%      1.93%     1.91%

     Ratio of net income to average net assets(0.04%)(b)    (0.99%)   (1.02%)   (0.67%)    (0.60%)   (0.60%)

     Portfolio turnover rate                  97.06%       164.41%   226.30%   150.05%     86.50%    75.23%

(a) All capital shares issued and outstanding as of September 30, 1996 were reclassified as Investor Shares.
(b) Annualized for those periods less than one year.

     See accompanying notes to financial statements.


C
                                          LANCASTER FUNDS
                                       FINANCIAL HIGHLIGHTS
                                Six Months Ended December 31, 1998
                           Year Ended June 30, 1998 and the Period from
                   June 16, 1997 (commencement of class shares) to June 30, 1997

                                                  Crestone Small Cap Fund- Select Shares (a)
                                            Period Ended
                                           Dec. 31, 1998              1998             1997
Net asset value:                            (Unaudited)
      Beginning of period                         $14.05            $16.20           $15.44
                                                  ------            ------           ------

      Income (loss) from investment operations:
           Net investment income (loss)             0.01             (0.08)           (0.08)
                                                   -----             ------           ------
           Net realized and unrealized gain
             (loss) on investments                 (1.98)             1.37             2.26
                                                   ------             ----             ----
      Total income (loss) from
           investment operations                   (1.97)             1.29             2.18
                                                   ------             ----             ----

           Distributions from capital gains        (0.01)            (3.44)           (1.42)
                                                   ======            ======           ======

           End of period                         $12.07  (b)       $14.05  (b)      $16.20  (b)
                                                 -------           -------          -------

Total return:                                    (27.69%)(b)(d)      8.35% (b)       16.04% (b)(c)
                                                 ========            =====           ======

Ratios/Supplemental data:
      Net assets, end of period               $1,075,168        $9,137,961      $12,618,836

      Ratio of expenses to average net assets      1.40% (d)         1.25%            1.18% (d)

      Ratio of net income to average net assets    0.10% (d)        (0.49%)          (0.48%)(d)

      Portfolio turnover rate                     97.06%           164.41%          226.30%

(a)  Commencing  October 1, 1996, the Fund began  offering  Select  Shares.
(b)  Excludes maximum sales charge of 3.9%.
(c) Total return is not annualized, as it may not be representative of the total return for the year.
(d) Annualized for those periods less than twelve months in duration.

      See accompanying notes to financial statements.


                                 LANCASTER FUNDS
                              FINANCIAL HIGHLIGHTS
                       Six Months Ended December 31, 1998
              Years Ended June 30, 1998, 1997, 1996, 1995, and 1994

                                                  Government/Quality Bond Fund - Investor Shares (a)
                                            ---------------------------------------------------------------
                                            Period Ended Dec. 31998998    1997     1996     1995      1994
                                            --------------------------    ----     ----     ----      ----
Net asset value:                             (Unaudited)
     Beginning of period                           $10.29    $10.19     $10.15   $10.43   $10.21    $11.17
                                                   ------    ------     ------   ------   ------    ------
     Income (loss) from investment operations:
          Net investment income                      0.20      0.49       0.53     0.55     0.60      0.54
          Net realized and unrealized gain
            (loss) on investments                    0.02      0.10       0.06    (0.28)    0.22     (0.75)
     Total income (loss) from
          investment operations                      0.22      0.59       0.59     0.27     0.82      (0.21)
                                                    -----     -----      -----    -----    -----     ------

     Less Distributions:
          Dividends from net investment income      (0.20)    (0.49)     (0.55)   (0.55)   (0.60)    (0.54)
          Distribution from capital gains            0.00      0.00       0.00     0.00     0.00     (0.21)
                                                    -----     -----      -----    -----    -----     ------
          Total Distributions                       (0.20)    (0.49)     (0.55)   (0.55)   (0.60)    (0.75)
                                                    ------    ------     ------   ------   ------    ------

          End of period                            $10.31    $10.29     $10.19   $10.15   $10.43    $10.21
                                                   ======    ======     ======   ======   ======    ======

Total return:                                       5.02% (b) 7.26%      6.37%    2.83%    9.42%    (2.00%)
                                                    =====     =====      =====    =====    =====    =======

Ratios/Supplemental data:
     Net assets, end of period (000's omitted)       $648      $863     $2,443   $3,525   $4,694    $8,832

     Ratio of expenses to average net assets        2.48% (b) 1.65%      1.49%    1.42%    1.47%     1.37%

     Ratio of net income to average net assets      3.82% (b) 4.69%      5.13%    5.21%    5.86%     4.94%

     Portfolio turnover rate                        0.00%     0.00%      8.70%   36.11%    9.33%   218.11%

(a) All capital shares issued and outstanding as of September 30, 1996 were reclassified as Investor Shares. (b) Annualized for those periods less than one year.

     See accompanying notes to financial statements.


                                         LANCASTER FUNDS
                                      FINANCIAL HIGHLIGHTS
                           Six Months Ended December 31, 1998 and the
                          Year Ended June 30, 1998 and the Period from
                  June 16, 1997 (commencement of class shares) to June 30, 1997

                                                   Government/Quality Bond Fund-Select Shares

                                               Period Ended
                                               Dec. 31, 1998         1998           1997
                                               ----------------     -------         ----
Net asset value:                                  (Unaudited)
      Beginning of period                            $10.30         $10.19         $10.49
                                                     ------         ------         ------

      Income (loss) from investment operations:
           Net investment income                       0.21           0.51          0.01
                                                       ----           ----          ----
           Net realized and unrealized gain (loss)
             on investments                            0.02           0.24          (0.04)
                                                       ----           ----          ------
      Total income (loss) from
           investment operations                       0.23           0.75          (0.03)
                                                       ----           ----          ------

           Distributions from net income              (0.22)         (0.64)         (0.27)
                                                      ------         ------         ------

           End of period                            $10.31  (b)    $10.30  (b)    $10.19  (b)
                                                    =======        =======        =======

Total return:                                         5.14% (b)(d)   7.59% (b)     (0.30%)(b)(c)
                                                      =====          =====         =======

Ratios/Supplemental data:
      Net assets, end of period                     $34,612        $39,497        $44,398

      Ratio of expenses to average net assets         2.23% (d)      1.40%          0.96% (d)

      Ratio of net income to average net assets       4.07% (d)      4.94%          4.52% (d)

      Portfolio turnover rate                         0.00%          0.00%          8.70%

(a)  Commencing  October 1, 1996, the Fund began  offering  Select  Shares.
(b)  Excludes maximum sales charge of 1.5%.
(c) Total return is not annualized, as it may not be representative of the total return for the year.
(d) Annualized for those periods less than twelve months in duration.

      See accompanying notes to financial statements.

                                 LANCASTER FUNDS
                          Notes to Financial Statements
                                December 31, 1998

1.  Organization
     SMITH HAYES Trust, Inc., d/b/a Lancaster Funds, (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust issues its shares in series, each series representing a distinct fund with its own investment objectives and policies. These financial statements relate only to the following funds:

        Capital Builder Fund                    Crestone Small Cap Fund
        Convertible Fund                        Government/Quality Bond Fund

2.   Summary of Significant Accounting Policies
     The following is a summary of significant accounting policies employed by the Trust in preparing its financial statements:

     Use of Estimates: In preparing the financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and changes in net assets for the period. Actual results could differ from those estimates.

     Valuation of Investments
     Investment securities are carried at market determined using the following valuation methods:

     o Securities traded on a national or regional stock exchange or included in the NASDAQ National Market System are valued at the last quoted sales price.

     o Securities not listed on an exchange or securities for which a latest quoted sales price is not readily available and securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

     o Securities including bonds or other assets for which reliable recent market quotations are not readily available are valued at fair market value as determined in good faith or under the direction of The Board of Directors. Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services.

     All securities are valued in accordance with the above policies at the close of each business day.

                                 LANCASTER FUNDS
                          Notes to Financial Statements

2.  Summary of Significant Accounting Policies (Continued)
     At December 31, 1998, the cost of investment securities is identical for financial reporting and income tax purposes.

     The Capital Builder and Convertible Funds may write covered call put options or purchase exchange-traded call put options.

     At December 31, 1998, the funds authorized to write or purchase option contracts had no options outstanding nor were any written or purchased during the six months then ended.

     Security Transactions
     Security transactions are accounted for on the date securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Amortization of premium and discount is accrued using both the constant yield and the straight-line methods.

     Realized investment gains and losses are determined by specifically identifying the issue sold.

     Federal Income Taxes
     It is the policy of each fund to comply with requirements of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute virtually all of the taxable income generated by the funds to their shareholders within the time period allowed by Federal law. Each fund is treated as a separate entity for tax purposes, and on a calendar basis will distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any federal excise tax. The funds will not distribute net realized losses. Distributions will be made when capital gains have been generated to cover these losses. Each fund prepares its tax return on an accrual basis. The Government/Quality Bond Fund has unused capital loss carry forwards of approximately $273,000 available for federal income tax purposes at December 31, 1998. The loss begins expiring in 2004.

     Internal Revenue Code requirements regarding distributions may differ from amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

                                 LANCASTER FUNDS
                          Notes to Financial Statements

2.  Summary of Significant Accounting Policies (Continued)

     Distributions to Shareholders
     Dividends to shareholders are recorded on the ex-dividend date.

     Cash Equivalents
     Cash equivalents consist of money market funds which declare dividends daily. As of December 31, 1998, the average yield on such funds was approximately 5.00%.

3.   Related Party Transactions
     The Trust and each fund have retained CONLEY SMITH, Inc. (the Adviser) as their exclusive investment adviser. The agreement provides that each fund, except the Government/Quality Bond Fund, will pay the Adviser a fee equal to .75% per annum of the fund's average daily net assets. The Government/Quality Bond Fund pays .60% per annum of its average daily net assets.

     The Trust and each fund also retained Lancaster Administrative Services, Inc. (the Administrator) to act as its administrator and transfer agent. The agreement provides that each fund will pay an administrative fee to the Administrator equal to .25% per annum of its average daily net assets.

     In addition to the advisory and administrative services agreements, the Trust and each fund have retained SMITH HAYES Financial Services Corporation (the Distributor), a company related through common ownership and management, to act as the underwriter and distributor of the fund's shares. Pursuant to the shareholder approved distribution plan under Rule 12b-1, Investor shares of each fund will reimburse the distributor for shareholder-related expenses incurred in connection with the distribution of the fund's shares, however, under no circumstances shall such reimbursement exceed .50% per annum of the fund's average daily net assets (.25% for the Government/Quality Bond Fund).

     Under the terms of the advisory, administrative and distribution agreements outlined above, the funds collectively paid $80,143, $26,923, and $40,252, respectively, for such services. Of the amount paid to the Distributor, $38,293 was retained by them for sales of the Trust's shares made by their agents and brokers. The distributor also received $607 as its portion of the sales charges paid by purchasers of the Select shares of the funds. Such sales charges are not an expense of the Funds and hence are not reflected in the accompanying statement of operations.

                                 LANCASTER FUNDS
                          Notes to Financial Statements

3.   Related Party Transactions (Continued)

     At  December  31,  1998,  the  following  accrued  investment   management,
     administrative fees and distribution expenses were payable to the Adviser, Administrator and the Distributor:

                                 Payable        Payable      Payable
                                   to             to           to
                                 Adviser     Administrator Distributor   Total
     Capital Builder Fund         $5,583        $1,861        $3,564   $11,008
     Convertible Fund              2,104           701         1,312     4,117
     Crestone Small Cap Fund       2,934           978         1,519     5,431
     Government/Quality
       Bond Fund                     352           147           140       639

     Under the terms of the adviser agreement, the Adviser may be obligated to reimburse a fund up to the amount of the Adviser's fee paid to the Adviser if during any year the expenses of the fund, including the Adviser's fee, exceed certain limitations. At December 31, 1998, no expense reimbursement was required.

4.   Securities Transactions
     In addition to the amounts paid by the funds under the adviser, administrative and distribution plans, the funds used SMITH HAYES Financial Services Corporation (SMITH HAYES) to affect security trades on their behalf. As is customary in the industry, the investment sub-advisers evaluate the pricing and ability to execute the transaction in selecting brokers to affect trades. SMITH HAYES was paid commissions in the amount of $2,108 for their brokerage services during the six months ended December 31, 1998.

     Purchases of securities and proceeds from sales of securities during the six months ended December 31, 1998, were as follows for each fund:

                                               Purchases of        Proceeds
                                              Securities          from Sales
        Capital Builder Fund                      $474,757        $1,205,997
        Convertible Fund                         1,351,308         1,669,694
        Crestone Small Cap Fund                  6,840,662        13,938,958
        Government/Quality Bond Fund                 -               175,886

                                 LANCASTER FUNDS
                          Notes to Financial Statements

4.   Securities Transactions (Continued)

     At December 31, 1998, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation of securities in each fund were as follows:

                                                       Aggregate Gross
                                                         Unrealized
                                               Appreciation       Depreciation
        Capital Builder Fund                    $3,211,247         $361,8245
        Convertible Fund                           396,410           124,219
        Crestone Small Cap Fund                    734,238           165,622
        Government/Quality Bond Fund                25,396               180


5.   Capital Share Transactions
     The Trust is authorized to issue a total of one billion shares of common stock in series with a par value of $.001 per share. The Board of Directors authorized the issuance of 120,000,000 shares in three classes of
     40,000,000 shares each designated Select, Investor and Market shares for each of the Funds. Market Shares are currently not offered by the Funds. Effective October 1, 1996, the Funds offer shares in two classes: Investor and Select. All outstanding shares were reclassified to Investor Shares on September 30, 1996. Investor Shares are sold without a sales load, but with a Rule 12b-1 fee. Select Shares are sold with a front-end sales load of up to 3.90%. Select Shares do not incur a Rule 12b-1 fee.

     Transactions in the capital stock of each fund for the six months ended December 31, 1998, were as follows:

                                                     Capital          Capital
                                                     Builder          Builder
                                                      Fund             Fund
                                                 Investor Shares   Select Shares
         Transactions in shares:
         Shares sold                                 8,482.216       2,707.145
         Shares redeemed                           (67,236.500)    (14,310.382)
         Reinvested distributions                   44,088.856       1,899.039
                                                   -----------     -----------
         Net (decrease)                            (14,665.428)     (9,704.198)
                                                ===============     ===========

                                 LANCASTER FUNDS
                          Notes to Financial Statements

5.   Capital Share Transactions (Continued)

                                                   Convertible     Convertible
                                                      Fund            Fund
                                                 Investor Shares   Select Shares
         Transactions in shares:
         Shares sold                                 1,361.529         194.541
         Shares redeemed                           (14,698.819)       (354.791)
         Reinvested distributions                   30,616.756       2,422.059
                                                    ----------    ------------
         Net increase                               17,279.466       2,261.809
                                                    ==========      ==========


                                                    Crestone        Crestone
                                                    Small Cap       Small Cap
                                                      Fund            Fund
                                                 Investor Shares   Select Shares
         Transactions in shares:
         Shares sold                                 2,589.386      63,679.022
         Shares redeemed                          (137,786.169)   (625,186.904)
         Reinvested distributions                      463.078         140.369
                                                       -------         -------
         Net decrease                             (134,733.705)   (561,367.513)
                                                ===============    ============


                                                   Government/     Government/
                                                    Quality Bond   Quality Bond
                                                      Fund            Fund
                                                 Investor Shares   Select Shares
         Transactions in shares:
         Shares sold                                    93.131         205.459
         Shares redeemed                           (22,483.837)       (767.753)
         Reinvested distributions                    1,342.521          81.482
                                                --------------        --------
         Net decrease                              (21,048.185)       (480.812)
                                                    ===========     ===========

     At December 31, 1998, directors, officers and employees of the Trust, the Adviser, Administrator and Distributor and their immediate families held the following in each fund:
                                                        Shares           Value
         Capital Builder Fund Investor Shares           36,628          $470,303
         Capital Builder Fund Select Shares              7,083            91,368
         Convertible Fund Select Shares                  4,497            58,772
         Crestone Small Cap Fund Select Shares           7,454            89,973
         Government/Quality Bond Fund Select Shares        132             1,365

--------------------------------------------------------------------------------
                                LANCASTER FUNDS
                             NEBRASKA TAX-FREE FUND

                               SEMI-ANNAUL REPORT
                                DECEMBER 31, 1998
--------------------------------------------------------------------------------

                             NEBRASKA TAX FREE FUND
                             Schedule of Investments
                                December 31, 1998

                                                          Percent
Principal                                                  of Net        Market
  Amount         Tax-Exempt Securities- 96.06%             Assets         Value
  ------         -----------------------------             ------         -----

                        Education                          10.87%

$500,000   Nebraska Educational Finance Authority Revenue Bonds
           Series 1995 (Midland Lutheran College) 6.25% Due 6/15/18     $529,240

 300,000   Nebraska Higher Education Loan Program Junior
           Subordinate Bonds, Series A-6, 6.40% Due 6/1/13               333,414

 100,000   Nebraska Educational Finance Authority Revenue Bonds
           Series 1995 (Concordia Teacher's College) 5.90% Due 12/15/15  103,920

 200,000   Nebraska Educational Finance Authority Revenue Bonds
           Series 1995 (Midland Lutheran College) 6.25% Due 6/15/15      206,870

 100,000   Nebraska Educational Finance Authority Revenue Bonds
           Series 1994 (Dana College Project) 6.75% Due 6/1/14           112,235
                                                                         -------
                                                                       1,285,679

                       Electrical, Water, Sewer            5.39%

 300,000   City Of Grand Island, Sewer System Revenue Bonds
           Series 1994, 6.00% Due 4/1/14                                 325,365

 100,000   City Of Hastings, Nebraska Combined Utility Revenue Bonds
           Series 1994, 6.875% Due 10/15/14                              102,675

 200,000   City Of Kearney, Nebraska Combined Utilities Revenue
           Refunding Bonds, Series 1994, 6.10% Due 6/1/14                209,320
                                                                         -------
                                                                         637,360

                          General Obligation              16.72%

  50,000   Boyd County Nebraska School District No. 38 (Spencer-Naper)
             General Obligation Bonds, 5.85% Due 6/15/13                  51,509

                             NEBRASKA TAX FREE FUND
                       Schedule of Investments (Continued)
                                December 31, 1998

                                                            Percent
Principal                                                    of Net       Market
  Amount              General Obligation (Continued)         Assets        Value
  ------             -----------------------------           ------        -----
$400,000   Dawson County Sanitary & Improvement Dist #1 Refunding
           Bond, Series 1997, IBP 5.65% Due 2/1/22                      $426,416

 150,000   Douglas County School District No. 66
           5.00% Due 12/1/17                                             149,738

 150,000   Douglas County School District No. 010
           (Elkhorn Public Schools) Refunding Bonds                      154,404
           Series 1995 6.40% Due 12/15/08

 100,000   Douglas County School District No. 010
           (Elkhorn Public Schools) Refunding Bonds                      102,982
           Series 1994 6.60% Due 12/15/10

 100,000   Douglas County School District No. 010
           (Elkhorn Public Schools) Refunding Bonds                      103,121
           Series 1994 6.75% Due 12/15/14

 100,000   Douglas County Sanitary & Improvement District No. 257
           General Obligation Refunding Bond (Ramble Ridge)              103,240
           6.25% Due 5/15/09

 100,000   Keith County School District No. 001
           (Ogallala Public Schools) School Building Bonds
           Series 1994B 6.30% Due 11/15/09                               102,467

 235,000   Lancaster County School District 001 (Lincoln)
           Lease Purchase 4.15% Due 10/26/00                             235,000

 100,000   Lincoln-Lancaster County Public Building Commission
           Series 1994 6.20% Due 10/15/11                                106,287

                             NEBRASKA TAX FREE FUND
                       Schedule of Investments (Continued)
                                December 31, 1998

                                                            Percent
Principal                                                     of Net      Market
  Amount              General Obligation (Continued)          Assets       Value
  ------             -----------------------------           ------        -----
$100,000   City Of North Platte Various Purpose Bonds
           Series 1995 6.20% Due 3/15/15                                $103,034

 175,000   Saunders County School District 107 (Cedar Bluffs)
           Public Schools 6.35% Due 7/1/14                               177,538

 150,000   Western Nebraska Community College Certificates
           Of Participation Lease Rentals 6.55% Due 10/15/13             160,397
                                                                         -------
                                                                       1,976,133

                               Housing                      11.59%
 210,000   Nebraska Investment Finance Authority Multi-Family Revenue
           Bonds (Waterbrook Apt. Project) 5.60% Due 4/1/07              210,000

 100,000   Nebraska Investment Finance Authority Single Family Housing
           Revenue Bonds 1996 Series A,  5.95% Due 3/1/27                100,000

 100,000   Nebraska Investment Finance Authority Single Family Housing
           Revenue Bonds 1995 Series A,  6.15% Due 3/1/09                100,000

 100,000   Nebraska Investment Finance Authority Single Family Housing
           Revenue Bonds 1995 Series A,  6.20% Due 9/1/10                100,000

 185,000   Nebraska Investment Finance Authority Single Family Housing
           Revenue Bonds 1994 Series A-1,  6.30% Due 3/1/17              185,000

 250,000   Nebraska Investment Finance Authority Single Family Housing
           Revenue Bonds 1995 Series B,  6.40% Due 9/1/26                250,000

 425,000   Nebraska Investment Finance Authority Single Family Housing
           Revenue Bonds 1994 Series D-1,  7.30% Due 9/1/26              425,000
                                                                       1,370,000

                             NEBRASKA TAX FREE FUND
                       Schedule of Investments (Continued)
                                December 31, 1998
                                                            Percent
Principal                                                    of Net       Market
  Amount                          Power                      Assets        Value
  ------             -----------------------------           ------        -----
                                                             7.85%
$100,000   McCook Public Power  District Electric System Revenue
           And Refunding Bonds 6.75% Due 12/15/09                       $102,967

 200,000   Municipal Energy Agency Of Nebraska Power System
           Revenue Refunding Bonds 1992 Series A 6.00% Due 4/1/17        214,508

 325,000   Nebraska Public Power District Electric System Revenue
           Bonds Series  5.00% Due 7/1/04                                345,335

 150,000   Nebraska Public Power District Electric System Revenue
           Bonds Series 1992 A 6.25% Due 1/1/02                          163,731

 100,000   Omaha Public Power District Electric System Revenue
           Bonds Series 1997A 4.30% Due 2/1/00                           101,168
                                                                         -------
                                                                         927,709

                               Hospital                       22.16%
 250,000   Douglas County Hospital Authority No. 2 Revenue Bonds
           Health Care Facilities (Catholic Health Care Corp.)
           5.00% Due 12/15/17                                            251,065

 150,000   Douglas County Hospital Authority No. 2 Revenue Bonds
           Health Care Facilities (Catholic Health Care Corp.)
           5.10% Due 7/1/04                                              156,776

 275,000   Douglas County Hospital Authority No. 2 Revenue Bonds
           Health Care Facilities (Catholic Health Care Corp.)           290,474
           5.375% Due 11/15/15

 100,000   Douglas County Hospital Authority No. 2 Revenue Bonds
           Health Care Facilities (Catholic Health Care Corp.)           107,996
           5.85% Due 11/15/03

                             NEBRASKA TAX FREE FUND
                       Schedule of Investments (Continued)
                                December 31, 1998
                                                              Percent
Principal                                                      of Net    Market
  Amount                   Hospital (Continued)                Assets     Value
  ------              -----------------------------           ------      -----
$125,000   Douglas County Hospital Authority No. 2 Revenue Bonds
           Health Care Facilities (Catholic Health Care Corp.)
           6% Due 11/15/15                                              $136,898

 100,000   Douglas County Hospital Authority No. 2 Revenue Bonds
           Health Care Facilities (Catholic Health Care Corp.)
           6.25% Due 11/15/22                                            107,689

 100,000   Gage County Hospital Authority No. 1 Hospital Revenue Bonds
           Beatrice Community Hospital And Health Care Project
           6.75% Due 10/1/07                                             113,356

 200,000   Gage County Hospital Authority No. 1 Hospital Revenue Bonds
           Beatrice Community Hospital And Health Care Project
           6.75% Due 10/1/14                                             231,275

 100,000   Kearney County Nebraska Hospital Authority No. 1 Revenue
           Bonds, Series 1993 (Bethpage Mission of the Great Plains, Inc.)
           5.90% Due 6/1/07                                              101,062

 200,000   Lancaster County Nebraska Hospital Authority Hospital
           Revenue Bonds Series 1992 A (Sister's Of Charity Health Care
           Systems, Inc.) 6.25% Due 5/15/12                              221,360

 250,000   Madison County Hospital Authority #1 Revnue
           Faith Regional Health 5.35% Due 7/1/18                        258,115

 200,000   Nebraska Investment Finance Authority State Revolving Fund
           Revenue Bonds Series 1997A (Catholic Health Initiatives)
           5.125% Due 12/1/17                                            204,364

 150,000   Nebraska Investment Finance Authority Hospital Revenue
           Bonds (Great Plains Regional Medical Center Project)
           6.50% Due 5/15/14                                             167,892

                             NEBRASKA TAX FREE FUND
                       Schedule of Investments (Continued)
                                December 31, 1998
                                                              Percent
Principal                                                      of Net    Market
  Amount                   Hospital (Continued)                Assets     Value
---------           ---------------------------------         --------  -------
$200,000   Nebraska Investment Finance Authority Hospital Revenue
           Bonds (Nebraska Methodist Healthcare System)
           6.55% Due 3/1/99                                             $201,142

  70,000   Nebraska Investment Finance Authority Hospital Revenue
           Bonds (Foundation Educational Building Fund)
           7.00% Due 11/1/09                                              70,000
                                                                          ------
                                                                       2,619,464

                           Various Revenues                   21.48%
 150,000   District Energy Corporation Facility Revenue Bonds
           Series 1993 (City-County Building And County Correctional
           Family Project) 5.50% Due 7/1/13                              152,457

  50,000   Lincoln-Lancaster County Public Building Commission Tax
           Supported Lease Rental Revenue Building Bonds Series 1996
           6.10% Due 10/15/99                                             50,704

 250,000   City Of Lincoln Parking Revenues Bonds Series 1994 C
           6.10% Due 8/15/09                                             264,210

 100,000   City Of Lincoln Parking Revenues Bonds Series 1994 C
           6.15% Due 8/15/11                                             105,807

 490,000   Nebraska Juvenile Services, Detention Facility Lease
           Revenue Bonds, Series 1997 6.375% Due 6/1/17                  550,109

 100,000   Nebraska Investment Finance Authority State Revolving
           Revenue Bonds, Series 1998 4.60% Due 7/01/08                  101,810

 100,000   Nebraska Investment Finance Authority State Revolving
           Revenue Bonds, Series 1998 4.70% Due 7/01/09                  101,901

                             NEBRASKA TAX FREE FUND
                       Schedule of Investments (Continued)
                                December 31, 1998
                                                              Percent
Principal                                                      of Net     Market
  Amount               Various Revenues (Continued)            Assets      Value
----------          ---------------------------------         -------   --------
$100,000   Nebraska Investment Finance Authority State Revolving
           Revenue Bonds, Series 1998 4.80% Due 7/01/10                 $101,756

 100,000   Nebraska Investment Finance Authority State Revolving
           Revenue Bonds, Series 1998 4.90% Due 7/01/11                  101,777

 100,000   Nebraska Investment Finance Authority
           Revenue Bonds, Series A 5.85% Due 9/1/17                      100,000

 230,000   Nebraska Investment Finance Authority
           Revenue Bonds, Series E 6.25% Due 9/1/28                      230,000

 200,000   Nebraska Public Gas Agency Gas Supply System Revenue
           Bonds, Series A 5.65% Due 4/1/06                              213,192

 200,000   Nebraska Public Gas Agency Gas Supply System Revenue
           Bonds, Series A 6.25% Due 4/1/05                              214,894

 250,000   Omaha River Development Revenue Bond                          251,355
           4.5% Due 12/01/07                                             -------
                                                                       2,539,972
                                                                       ---------

         Total Investment in Securities (Cost $10,855,532)  96.06%   $11,356,318
         Cash equivalents                                    2.71%       320,813
         Other Assets, less Liabilities                      1.23%       144,612
                                                             -----       -------
         TOTAL NET ASSETS                                  100.00%   $11,821,743
                                                           =======   ===========

                                LANCASTER FUNDS
                            NEBRASKA TAX-FREE FUND
                     Statement of Assets and Liabilities
                               December 31, 1998
                                 (Unaudited)


Assets:
     Investments in securities, at market value (cost $10,855,532) $11,356,318
     Cash equivalents                                                  320,813
     Accrued interest and dividends receivable                         152,056
     Organizational costs, net of accumulated amortization                 300
         Total assets                                              $11,829,487

Liabilities:
     Accrued expenses, including investment
       management and distribution expense payable to
       adviser, administrator and distributor                            7,744

Net assets applicable to outstanding capital stock                 $11,821,743
                                                                   ===========

Net assets are represented by:
     Capital stock outstanding, at par                                  $1,173
     Additional paid-in capital                                     11,702,231
     Accumulated undistributed net investment income                    25,357
     Accumulated undistributed net realized gain on investments       (407,804)
     Unrealized appreciation                                          500,786
         Total amount representing net assets applicable to
          1,173,429 outstanding shares of $0.001 par value
          common stock (50,000,000 shares authorized)             $11,821,743
                                                                  ===========


     Net asset value per share                                         $10.07

     See accompanying notes to financial statements.

                                 LANCASTER FUNDS
                             NEBRASKA TAX-FREE FUND
                             STATEMENT OF OPERATIONS
                       Six Months Ended December 31, 1998
                                   (Unaudited)



Investment Interest Income:                          $335,163
                                                      -------
Expenses:
      Investment advisory fees                         9,240
      Administration fees                              7,700
      Distribution expenses                           15,400
      Custodial fees                                   2,792
      Auditing and tax accounting fees                 3,799
      Other operating expense                          2,138
                                                       -----
          Total expenses                              41,069
                                                     -------
           Net investment income                     294,094

Realized and unrealized gain on
      investments:
      Net realized gain                                4,729
                                                     -------
      Net unrealized appreciation
           Beginning of period                       354,030
           End of period                             500,786
                                                     -------
             Net unrealized appreciation             146,756
                                                     -------
             Net realized and unrealized
             gain on investments                     151,485
                                                     -------
Net increase in net assets resulting
          from operations                           $445,579
                                                     =======


See accompanying notes to financial statements.


                                 LANCASTER FUNDS
                             Nebraska Tax-Free Fund
                       Statement of Changes in Net Assets
         Six Months Ended December 31, 1998 and Year Ended June 30, 1998

                                                                 Period Ended      Year Ended
                                                                  Dec.31, 1998   June 30, 1998
                                                                 -------------- ---------------
                                                                  (Unaudited)
From Investment Operations:
     Net investment income                                           $294,094       $525,736
     Net realized gain on investments                                   4,729          4,650
     Unrealized appreciation on investments                           146,756         77,160
                                                                     --------        ------
         Net increase in net assets resulting from operations         445,579        607,546
                                                                     --------        -------

Dividends paid to shareholders from net investment income:            291,295        521,287
                                                                     --------        -------

Capital share transactions:
     Proceeds from shares sold (105,994 and 286,828 shares)         1,064,310      2,854,515
     Distributions reinvested (18,600 and 31,469 shares)              186,343        312,492
     Payment for redemptions (188,474 and 183,982 shares)          (1,896,592)    (1,827,054)
                                                                   -----------    -----------
          Net increase (decrease) from capital share transactions
          ((63,880) and 134,315 shares)                              (645,939)     1,339,953
                                                                     ---------    ---------

Total increase (decrease) in net assets                              (491,655)     1,426,212

Net Assets:
     Beginning of period                                           12,313,398     10,887,186
                                                                  ===========     ==========
     End of period                                                $11,821,743    $12,313,398
                                                                  ============   ===========

     See accompanying notes to financial statements.



                               LANCASTER FUNDS
                             NEBRASKA TAX-FREE FUND
                              FINANCIAL HIGHLIGHTS
                Six Months Ended December 31, 1998 and the Years
          Ended June 30, 1998, 1997, 1996, 1995 and for the Period from
           July 2, 1993 (commencement of operations) to June 30, 1994

                                           Period Ended
                                            Dec. 31,1998      1998      1997      1996      1995      1994
                                           --------------   -------    -----      ----      ----      ----
                                            (unaudited)
Net asset value:
     Beginning of period                           $9.95      $9.87     $9.63     $9.71     $9.42    $10.00
                                                   -----      -----     -----     -----     -----    ------
     Income (loss) from investment operations:
          Net investment income                     0.24       0.48      0.48      0.49      0.48      0.50
          Net realized and unrealized gain
            (loss) on investments                   0.12       0.08      0.24     (0.08)     0.29     (0.63)
                                                   -----      -----     -----     ------    -----     ------
     Total income (loss) from
          investment operations                    0.36        0.56      0.72      0.41      0.77     (0.13)
                                                   -----      -----     -----     -----     -----     ------
     Less Distributions:
          Dividends from net investment income    (0.24)      (0.48)    (0.49)    (0.49)    (0.48)    (0.45)
                                                   ------     ------    ------    ------    ------    ------
          End of period (1)                      $10.07       $9.95     $9.86     $9.63     $9.71     $9.42
                                                  ======      =====     =====     =====     =====     =====

Total return: (1)                                   7.2% *     5.8%      7.1%      4.3%      8.5%      (1.6%)*
                                                    ====       ====      ====      ====      ====     ======
Ratios/Supplemental data:
     Net assets, end of period (000's omitted)   $11,822     12,313    10,887     9,704    10,524     8,894

     Ratio of expenses to average net assets       0.67% *    0.68%     0.67%     0.76%     0.71%     0.41% *

     Ratio of net income to average net assets     4.78% *    4.86%     4.95%     4.96%     5.15%     4.99% *

     Portfolio turnover rate                       8.60%     12.35%    19.76%    17.53%    34.96%     7.45%

*    Annualized for those periods less than twelve months in duration.
(1)  Excludes maximum sales charge of 3.90%

     See accompanying notes to financial statements.

                                 LANCASTER FUNDS
                          Notes to Financial Statements
                                December 31, 1998

1.  Organization

    SMITH HAYES Trust, Inc., d/b/a Lancaster Funds, (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. These financial statements apply only to the Nebraska Tax-Free Fund (the Fund).

2.  Summary of Significant Accounting Policies

    The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

    Use of Estimates: In preparing the financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and changes in net assets for the period. Actual results could differ from those estimates.

    Valuation of Investments: Fund securities are valued at fair value as determined in good faith or under the direction of the Board of Directors. Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services.

    All securities are valued in accordance with the above policies at the close of each business day provided that the Fund has shareholder activity.

    At December 31, 1998, the cost of investment securities is identical for financial reporting and income tax purposes.

    Securities Transactions: Securities transactions are accounted for on the date securities are purchased or sold (trade date). Interest income is accrued daily. Amortization of bond premium and discount is accrued daily using both the constant yield and the straight-line methods. Realized investment gains or losses are determined by specifically identifying the security sold.

    Federal Income Taxes: It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute virtually all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no Federal income tax provision is required. The Fund prepares its tax return on an accrual basis. There will be no net

                                 LANCASTER FUNDS
                          Notes to Financial Statements

2.  Continued

    realized gain distributions until the net realized loss carry forwards have been offset or expired. The Fund has unused capital loss carry forwards of approximately $413,000 available for federal income tax purposes at December 31, 1998. The loss begins expiring in 2003.

    Distributions to Shareholders: Dividends to shareholders are recorded on the ex-dividend date.

    Cash Equivalents: Cash equivalents consist of money market funds which declare dividends daily. As of December 31, 1998, the average yield on such tax-free funds was approximately 2.10%

3.  Related Party Transactions

    The Fund has retained CONLEY SMITH, Inc. (the Adviser) as its exclusive investment adviser. The agreement provides that the Fund will pay the Adviser a fee equal to .15% per annum of its average daily net assets.

    The  Fund  also  retained  Lancaster   Administrative  Services,  Inc.  (the
    Administrator), to act as its administrator and transfer agent. The agreement provides that the Fund will pay a fee to the Administrator equal to .125% per annum of the average daily net assets.

    In addition to the advisory and administrative services agreements, the Fund has retained SMITH HAYES Financial Services Corporation (the Distributor), a company related through common ownership and management, to act as the underwriter and distributor of the Fund's shares. Pursuant to the distribution plan under Rule 12b-1, the Fund will reimburse the Distributor for shareholder-related expenses incurred in connection with the distribution of the Fund's shares, however under no circumstances shall such reimbursement exceed .25% per annum of the Fund's average daily net assets.

    Under the terms of the advisory, administrative and distribution agreements outlined above, the Fund paid $9,240, $7,700, and $15,400, respectively, for such services. Of the amount paid to the Distributor, $9,496 was retained by them for the sale of shares made by their agents and brokers. The Distributor also received $2,198 and retained $1,460 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the Fund shares. Such sales charges are not an expense of the Fund and hence are not reflected in the accompanying statement of operations.

                                 LANCASTER FUNDS
                          Notes to Financial Statements


3.  Continued

    Under the terms of the advisory agreement, the Adviser may be obligated to reimburse the Fund up to the amount of the Adviser's fee paid to the Adviser if during any year the expenses of the Fund, including the Adviser's fee, exceed certain limitations. At December 31, 1998 no expense reimbursement was required.

    In addition to the amount paid by the Fund under the advisory, administration and distribution plans, the Fund used SMITH HAYES Financial Services Corporation (SMITH HAYES) to affect security trades on their behalf. SMITH HAYES was paid commissions in the amount of $5,625 for their brokerage services during the six months ended December 31, 1998.

    At December 31, 1998, the directors, officers, and employees of the Trust, the Adviser, Administrator and Distributor and their immediate families held 12,759 shares at a value of $128,482.

4.  Securities Transactions

    The Fund made purchases and sales of investment securities of $1,000,975 and $1,430,837, respectively, during the six months ended December 31, 1998.

    At December 31, 1998, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation of securities were $501,004 and $218, respectively.

4.  Business Changes

    The Board of Directors of the Fund has recently reviewed and unanimously endorsed a proposal for the reorganization of the Nebraska Tax-Free Fund. The proposal calls for the acquisition of the Fund by the Nebraska Municipal Fund, a Series of Ranson Managed Portfolios. The transaction is subject to approval of final documents and conditions by the Fund's directors and shareholders.

--------------------------------------------------------------------------------

                                LANCASTER FUNDS

                           INSTITUTIONAL MONEY MARKET

                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 1998


--------------------------------------------------------------------------------

                                 LANCASTER FUNDS
                            Institutional Money Market
                             Statement of Net Assets
                               December 31, 1998
                                   (Unaudited)

   Par Value          Description                   Yield at Time of   Amortized
                                                        Purchase          Cost
----------------  --------------------              ---------------- -----------

Certificates of Deposit -- 100%
        $95,000   First National Bank,                       6.00%       $95,000
                       Lewellen Nebraska, due 3/23/99

         95,000   Curtis State Bank,                         5.75%        95,000
                       Curtis Nebraska, due 3/16/99

         95,000   First National Bank,                       6.00%        95,000
                       Holdrege Nebraska, due 5/10/99

         95,000   Burlington Credit Union,                   6.00%        95,000
                    Lincoln Nebraska, due 8/11/99                         ------

                  Total (cost $380,000)                                 $380,000
                                                                        --------

Government Securities -- .8%

          3,203   Goldman Sachs MM                                         3,203

                  Total                                                    3,203

Total Investments -- 100.8% (cost $383,203)                              383,203
                                                                         -------


Excess of other Assets over Total Liabilities -- (0.8%)
     (Includes $14,780 payable to investment advisor, administrator and  (3,203)
      distributor and $230 dividends payable to shareholders)

Net Assets -- 100%
     Applicable to 380,000 outstanding shares of $0.001
     par value common stock (100,000,000 shares authorized)             $380,000
                                                                        ========

Net Asset Value:
     Offering and redemption price per share                               $1.00
                                                                           =====


See accompanying notes to financial statements.

                                 LANCASTER FUNDS
                         INSTITUTIONAL MONEY MARKET FUND
                             STATEMENT OF OPERATIONS
                       Six Months Ended December 31, 1998
                                   (Unaudited)



     Investment Interest Income:       $1,013,210
                                        ---------

     Investment advisory fees              19,079
     Administration fees                   22,894
     Distribution expenses                 38,120
     Custodial fees                         8,229
     Other expenses                        11,236
                                           ------
           Total expenses                  99,558
                                           ------
           Net investment income         $913,652
                                          =======

                           Institutional Money Market
                       Statement of Changes in Net Assets
         Six Months Ended December 31, 1998 and Year Ended June 30, 1998


                                                     Period Ended    Year Ended
                                                    Dec. 31, 1998  June 30, 1998
                                                     (Unaudited)
From Investment Operations:                         --------------   -----------
     Net investment income
          distributed to shareholders                   $913,652     $2,247,148

From Share Transactions:
     (at constant net asset value of $1 per share)
     Shares sold                                      29,004,658     89,998,583
     Shares issued in reinvestment of
          dividends from net investment income           979,549      2,042,769
                                                         --------     ---------
                                                      29,984,207     92,041,352

     Shares redeemed                                  70,525,114     93,963,962
                                                      -----------    ----------

     Total decrease in net assets                    (40,540,907)    (1,922,610)


Net Assets:
     Beginning of period                              40,920,907     42,843,517
                                                      -----------    ----------
     End of period                                      $380,000    $40,920,907
                                                       =========    ===========

     See accompanying notes to financial statements.


                                 LANCASTER FUNDS
                         INSTITUTIONAL MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
                   Six Months Ended December 31, 1998 and the
              Years ended June 30, 1998, 1997, 1996, 1995, and 1994



                                            Period Ended
                                            Dec. 31,1998        1998    1997      1996     1995     1994
                                            -----------------  ------   ----      ----     ----     ----
                                              (Unaudited)
Net asset value:
      Beginning of period                          $1.00        $1.00    $1.00    $1.00    $1.00    $1.00
                                                   -----        -----    -----    -----    -----    -----
      Income from investment operations:
           Net investment income                   0.024        0.050    0.050    0.052    0.054    0.040

      Less Distributions:
           Dividends from net investment income   (0.024)      (0.050)  (0.050)  (0.052)  (0.054)  (0.040)
                                                  -------      -------  -------  -------  -------  -------

           End of period                           $1.00        $1.00    $1.00    $1.00    $1.00    $1.00
                                                   =====        =====    =====    =====    =====    =====

Yield:                                             4.50%        4.96%    4.81%    5.02%    5.63%    4.52%
                                                   =====        =====    =====    =====    =====    =====

Effective Yield:                                   4.59%        5.07%    4.92%    5.14%    5.79%    4.62%
                                                   =====        =====    =====    =====    =====    =====

Ratios/Supplemental data:
      Net assets, end of period (000's)             $380      $40,921  $42,844  $66,763  $24,337  $28,009

      Ratio of expenses to average net assets      0.52% *      0.52%    0.58%    0.57%    0.54%    0.61%

      Ratio of net income to average net assets    4.79% *      5.05%    4.95%    5.17%    5.42%    4.05%
                                                   -----        -----    -----    -----    -----    -----

      *  Annualized for those periods less than one year.

      See accompanying notes to financial statements.


                                 LANCASTER FUNDS
                          Notes to Financial Statements
                                December 31, 1998

1.  Organization and Significant Accounting Policies

    SMITH HAYES Trust, Inc., d/b/a Lancaster Funds, (the Company) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. These financial statements relate only to the Institutional Money Market Fund (the Fund).

    The following is a summary of significant accounting policies employed by the Company in preparing its financial statements.

    Use of Estimates: In preparing the financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and changes in net assets for the period. Actual results could differ from those estimates.

    Valuation of Investments: Fund securities are valued at amortized cost. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost as defined is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors. This method of valuation is used consistently throughout the industry by money market funds wishing to maintain a constant net asset value per share. The Fund maintains a constant net asset value of $1 per share.

    Security Transactions and Investment Income: Security transactions are recorded on a trade date basis. Realized gains or losses on sales of investments are determined by specifically identifying the issue sold. In computing net investment income, the Fund amortizes premiums and discounts and accrues interest income daily.

    Federal Income Taxes: It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to have the Fund distribute virtually all of its taxable income generated to it's shareholders. Therefore, no liability for Federal income taxes is required. On a calendar year basis, the Fund will distribute substantially all of its net investment income and realized gains, if any, to avoid the payment of any Federal excise taxes. The Fund prepares its tax return on an accrual basis.

    Distributions to Shareholders: Dividends to shareholders are accrued and declared daily from net investment income. Payments or reinvestments of dividends are made monthly.

                                 LANCASTER FUNDS
                          Notes to Financial Statements


2.  Management Fee, Distribution Expense and Transactions with Affiliates

    The Fund has retained CONLEY SMITH, Inc. (the Adviser) as its exclusive investment adviser. Under the terms of the agreement the adviser is paid a monthly fee computed at an annual rate of .10% of the average daily net assets of the Fund.

    The Fund has also retained Lancaster Administrative Services, Inc. (the Administrator), to act as its administrator and transfer agent. The agreements provide for a fee computed and paid monthly at an annual rate of .12% of the average daily net assets of the Fund.

    The Fund has retained SMITH HAYES Financial Services Corporation (the Distributor), a company related through common ownership and management, to act as the underwriter and distributor of the Fund's shares. Pursuant to the shareholder approved distribution plan under Rule 12b-1, the Fund will reimburse the Distributor for shareholder-related expenses incurred in connection with the distribution of the Fund's shares. Aggregate payments cannot exceed the annual rate of .20% of the Fund's average daily net assets.

    Under the terms of the advisory, administrative and distribution agreements outlined above, the Fund paid $19,079, $22,894, and $38,120, respectively, for such services.

    In addition to the amounts paid under the advisory, administration and distribution plans, the Fund primarily used SMITH HAYES Financial Services Corporation (SMITH HAYES) to affect security trades on its behalf. As is customary in the industry, the adviser evaluates the pricing and ability to execute the transaction in selecting brokers to affect trades. SMITH HAYES was paid commissions in the amount of $440 for brokerage services during the six months ended December 31, 1998.

    At December 31, 1998, the directors, officers, and employees of the Company, the Adviser, Administrator, Distributor and their immediate families held 380,000 shares of the Fund, which constituted 100% of the Fund's outstanding shares.

3.  Business Changes

    Effective December 28, 1998, the Fund is no longer available for sale to new shareholders. Assets currently held in the Fund are owned by one shareholder to accommodate the maturity of bank certificates of deposit in the near future.
                                       6